Shareholders Equity (USD $)	Common Stock	Preferred Class A	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit During Development Stage	Total
Beginning Balance, Value at Oct. 18, 2012	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Oct. 18, 2012	0	0
Issuance of common stock for cash, shares	24,576,000	0
Issuance of common stock for cash, value	2,458	0	21,492	0	0	23,950
Subscription receivable	0	0	0	(1,000)	0	(1,000)
Contribution to additional paid in capital	0	0	4,000	0		4,000
Net loss	0	0	0	0	(10,501)	(10,501)
Ending Balance, Value at May. 31, 2013	$ 2,458	$ 0	$ 25,492	$ (1,000)	$ (10,501)	$ 16,449
Ending Balance, Shares at May. 31, 2013	24,576,000	0